Offerings	Nov. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Senior Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,470,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,976.81
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form S-3 (No. 333-289186) filed by Enbridge Inc. on August 1, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,525,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,984.40
Offering Note	See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Senior Notes due 2035
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,575,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,853.21
Offering Note	See Footnote 1.